Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities at fair value	$ 7,502	$ 7,505
Securities available for sale	491,670	514,598
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	79,311	80,194
US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	229,255	234,682
Collateralized Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	173,058	188,501
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	205	204
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	9,841	11,017
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	491,670	514,598
Fair Value, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Fair Value, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities at fair value	7,502	7,505
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	79,311	80,194
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	229,255	234,682
Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	173,058	188,501
Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	205	204
Fair Value, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	9,841	11,017
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	79,311	80,194
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts	0	0
Derivative instruments liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities at fair value	4,661	4,749
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	79,311	80,194
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	412,359	434,404
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts	23,629	8,880
Derivative instruments liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	229,255	234,682
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	173,058	188,501
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	205	204
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	9,841	11,017
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts	0	0
Derivative instruments liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities at fair value	2,841	2,756
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 0	$ 0